Stockholders’ (Deficit) Equity and Stock-Based Compensation - Option reward activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options outstanding
Beginning balance (in shares)	11,464,764	17,558,731	17,558,731	12,890,557
Options granted (in shares)		0	7,248,934	5,319,061
Options exercised (in shares)		(139,423)	(12,796,353)	(259,070)
Options forfeited (in shares)		(335,424)	(544,526)	(281,669)
Options expired (in shares)		(38,651)	(2,022)	(110,148)
Ending balance (in shares)	10,951,266		11,464,764	17,558,731	12,890,557
Weighted-average exercise price per share
Beginning balance (in dollars per share)	$ 2.66	$ 0.93	$ 0.93	$ 0.76
Options granted (in dollars per share)		0	3.93	1.05
Options exercised (in dollars per share)		1.04	0.79	0.49
Options forfeited (in dollars per share)		5.04	2.53	0.97
Options expired (in dollars per share)		$ 0.83	0.73	0.76
Ending balance (in dollars per share)	$ 2.61		$ 2.66	$ 0.93	$ 0.76
Weighted-average remaining contractual life (years)	6 years 9 months 18 days		8 years 3 months 18 days	8 years 2 months 12 days	8 years 7 months 6 days
Aggregate intrinsic value	$ 12,532,000		$ 53,695,000	$ 30,881,000	$ 5,836,000
Options vested, Number of options outstanding (in shares)	5,466,700		4,830,158	1,947,361
Options exercisable, Number of options outstanding (in shares)	5,466,700		4,830,158	1,947,361
Options vested, Weighted-average exercise price per share (in dollars per share)	$ 1.54		$ 1.30	$ 0.63
Options exercisable, Weighted-average exercise price per share (in dollars per share)	$ 1.54		$ 1.30	$ 0.63
Options vested, Weighted-average remaining contractual life (years)	6 years 1 month 6 days		7 years 4 months 24 days	7 years
Options exercisable, Weighted-average remaining contractual life (years)	6 years 1 month 6 days		7 years 4 months 24 days	7 years
Options vested, Aggregate intrinsic value	$ 8,607,549		$ 29,176,000	$ 4,734,000
Options exercisable, Aggregate intrinsic value	$ 8,607,549		$ 29,176,000	$ 4,734,000